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                              THE DRAKE FUNDS TRUST
                         660 MADISON AVENUE, 16TH FLOOR
                               NEW YORK, NY 10021

March 5, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re: The Drake Funds Trust - Low Duration Fund and Total Return Fund, Drake Class and Administrative Class Shares (File Nos. 333-119650, 811-21651) (the "Registrant")

Dear Sir or Madam:

     I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933 that:

     1. The forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2007 (the "Amendment"); and

     2. The text of the Amendment has been filed electronically.

                                        Very truly yours,


                                        /s/ W. Christopher Appler
                                        ----------------------------------------
                                        W. Christopher Appler
                                        Secretary